EA ASTORIA BEACON DYNAMIC CORE US FIXED INCOME ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 99.9%	Shares		Value
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	233,400		$11,518,290
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	155,605		7,213,848
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	64,858		3,261,709
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	126,153		5,592,363
DoubleLine Asset-Backed Securities ETF	57,991		2,922,630
iShares 5-10 Year Investment Grade Corporate Bond ETF	222,902		11,633,255
Janus Henderson AAA CLO ETF	134,594		6,798,343
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	148,598		6,819,162
Schwab High Yield Bond ETF	94,637		2,470,026
State Street SPDR Bloomberg Investment Grade Floating Rate ETF	158,323		4,885,848
State Street SPDR Portfolio High Yield Bond ETF	208,115		4,859,485
State Street SPDR Portfolio Intermediate Term Corporate Bond ETF	438,014		14,489,503
State Street SPDR Portfolio Long Term Treasury ETF	71,965		1,812,798
State Street SPDR Portfolio Short Term Corporate Bond ETF	96,861		2,898,081
State Street SPDR Portfolio Short Term Treasury ETF	330,650		9,565,705
TOTAL EXCHANGE TRADED FUNDS (Cost $97,490,287)			96,741,046

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 3.59% (a)	133,324		133,324
TOTAL MONEY MARKET FUNDS (Cost $133,324)			133,324

TOTAL INVESTMENTS - 100.0% (Cost $97,623,611)			$96,874,370
Liabilities in Excess of Other Assets - (0.0)% (b)		(0.00010)	(9,501)
TOTAL NET ASSETS - 100.0%			$96,864,869

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
(b)	Represents less than 0.05% of net assets.

EA ASTORIA BEACON DYNAMIC CORE US FIXED INCOME ETF

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

EA Astoria Beacon Dynamic Core US Fixed Income ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Exchange Traded Funds	$96,741,046	$—	$—	$96,741,046
Money Market Funds	133,324	—	—	133,324
Total Investments	$96,874,370	$—	$—	$96,874,370
Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended August 31, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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